RESERVE FOR SALES RETURNS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Reserve For Sales Returns
RESERVE FOR SALES RETURNS

NOTE 13 – RESERVE FOR SALES RETURNS

A return program for defective goods is negotiated with each of our wholesale customers on a year-to-year basis. Customers are allowed to return defective goods within a specified period of time after shipment (between 6 and 9 months). The Company does make occasional exceptions to this return policy and accordingly records a sales return reserve based on historic return amounts, specific exceptions as identified and management estimates.

The Company records a sales reserve for its return goods programs at the time of sale for estimated sales returns that may occur. The liability for defective goods is included in the reserve for sales returns on the condensed consolidated balance sheets.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 and 2020

(Unaudited)

Changes in the Company’s reserve for sales returns are presented in the following table:

	Nine Months Ended
	December 31,	December 31,
	2021	2020
Reserve for sales returns at beginning of the year	$960,000	$1,224,000
Provision for estimated sales returns	4,020,000	4,187,000
Sales returns received	(2,058,000)	(2,445,000)

Reserve for sales returns at end of the period	$2,922,000	$2,966,000

NOTE 13 – RESERVE FOR SALES RETURNS

A return program for defective goods is negotiated with each of our wholesale customers on a year-to-year basis. Customers are either allowed to return defective goods within a specified period of time after shipment (between 6 and 9 months) or granted a “defective allowance” consisting of a fixed percentage (between 1% and 5%) off of invoice price in lieu of returning defective products. The Company does make occasional exceptions to this return policy and accordingly records a sales return reserve based on historic return amounts, specific exceptions as identified and management estimates.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020

The Company records a sales reserve for its return goods programs at the time of sale for estimated sales returns that may occur. The liability for defective goods is included in the reserve for sales returns on the consolidated balance sheets.

Changes in the Company’s reserve for sales returns are presented in the following table:

	Fiscal Year Ended
	March 31,	March 31,
	2021	2020
Reserve for sales returns at beginning of the fiscal year	$1,224,000	$896,000
Provision for estimated sales returns	3,881,000	5,771,000
Sales returns received	(4,145,000)	(5,443,000)

Reserve for sales returns at end of the year	$960,000	$1,224,000